2. ACCRUED LIABILITIES AND EXPENSES (Tables)	9 Months Ended
Sep. 30, 2012
Accrued Liabilities And Expenses Tables
Accrued liabilities and expenses

Accrued liabilities and expenses as of September 30, 2012 and December 31, 2011 consist of the following:

	September 30, 2012	December 31, 2011
Accrued payroll	$463,615	$472,221
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued interest and other	186,095	107,699
Total	$697,440	$627,650